UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.4%

	Shares	Value

CONSUMER DISCRETIONARY — 9.6%
Aaron’s	8,656	$400,599
AutoNation *	7,407	313,909
Big Lots	6,161	306,017
Callaway Golf	25,422	323,622
Carter’s	3,380	293,147
Cheesecake Factory	4,848	230,668
Columbia Sportswear	5,513	333,978
Cooper Tire & Rubber	8,122	296,859
Cooper-Standard Holdings *	3,157	322,835
Dave & Buster’s Entertainment *	4,860	301,855
Five Below *	6,333	305,947
Grand Canyon Education *	4,109	302,299
Helen of Troy *	3,422	344,767
KB Home	15,101	346,114
Michaels *	13,317	268,204
Papa John’s International	3,935	280,684
Penske Automotive Group	6,520	283,881
Sally Beauty Holdings *	16,355	330,862
Shutterfly *	5,994	293,946
Sinclair Broadcast Group, Cl A	7,885	284,254
Tenneco	4,935	272,906
Texas Roadhouse, Cl A	6,636	313,882
Visteon *	3,021	336,962
Williams-Sonoma	5,755	267,205

		7,355,402

CONSUMER STAPLES — 5.1%
B&G Foods	7,407	268,504
Darling Ingredients *	40,538	659,552
Dean Foods	15,759	236,385
Edgewell Personal Care *	4,351	314,142
Flowers Foods	15,863	279,030
HRG Group *	18,105	300,000
Lancaster Colony	2,600	318,812
Nu Skin Enterprises, Cl A	5,632	356,844
Pinnacle Foods	5,331	316,555
Snyder’s-Lance	8,823	306,952

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
United Natural Foods *	7,490	$288,590
Vector Group	14,322	288,302

		3,933,668

ENERGY — 0.7%
World Fuel Services	16,639	538,105

FINANCIALS — 22.5%
Associated Banc-Corp	24,976	598,175
Assurant	3,051	321,179
BankUnited	18,071	622,004
Berkshire Hills Bancorp	8,838	328,332
BGC Partners, Cl A	25,163	317,305
BOK Financial	3,737	317,907
Brookline Bancorp	21,380	317,493
Capital Bank Financial, Cl A	8,269	314,222
Chemical Financial	6,556	315,934
CNO Financial Group	29,954	685,347
Community Bank System	5,560	305,244
Essent Group *	8,429	323,842
Evercore Partners, Cl A	4,218	331,746
Federated Investors, Cl B	11,599	334,400
First American Financial	7,166	346,906
First Midwest Bancorp	27,133	602,624
FNB	21,846	299,290
FS Investment	32,070	291,837
Fulton Financial	16,861	307,713
Hancock Holding	6,661	306,406
Home BancShares	12,223	303,130
Hope Bancorp	16,744	295,197
IBERIABANK	7,811	631,518
Investors Bancorp	46,103	612,248
Kearny Financial	21,307	311,082
Ladder Capital, Cl A REIT	23,677	311,590
Lazard, Cl A	6,780	316,694
LegacyTexas Financial Group	8,227	318,549
MarketAxess Holdings	1,577	319,958
MGIC Investment *	28,020	326,993
OM Asset Management	21,721	327,335

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Pacific Premier Bancorp *	8,511	$305,545
PennyMac Mortgage Investment Trust REIT	17,512	308,211
Popular	7,554	318,326
Prosperity Bancshares	4,629	296,719
Radian Group	18,817	327,793
Seacoast Banking Corp of Florida *	25,854	604,208
Selective Insurance Group	12,164	616,106
Sterling Bancorp	13,380	309,078
Synovus Financial	7,129	309,969
Umpqua Holdings	17,605	326,397
United Bankshares	7,796	268,962
United Community Banks	11,333	314,604
Validus Holdings	5,627	302,676
Webster Financial	6,122	317,915
Western Alliance Bancorp *	6,427	323,792
Wintrust Financial	4,390	330,611

		17,243,112

HEALTH CARE — 4.2%
Bruker	11,140	319,495
Catalent *	19,623	680,918
Ensign Group	17,331	387,695
LifePoint Health *	5,005	297,297
Merit Medical Systems *	9,231	378,471
NuVasive *	4,290	282,239
Patterson	6,992	291,706
QIAGEN	9,658	317,169
West Pharmaceutical Services	3,434	304,596

		3,259,586

INDUSTRIALS — 14.6%
ABM Industries	7,708	343,931
American Woodmark *	3,361	329,882
Applied Industrial Technologies	5,378	303,857
Barnes Group	5,437	327,199
Brady, Cl A	9,367	310,984
Briggs & Stratton	12,448	291,532
BWX Technologies, Cl W	12,927	680,994
Continental Building Products *	13,769	302,918

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Crane	4,005	$302,378
Curtiss-Wright	3,488	336,313
EMCOR Group	4,833	326,227
EnerSys	4,336	313,363
Forward Air	5,936	307,663
Hawaiian Holdings *	5,729	237,181
Herman Miller	19,899	670,098
Interface, Cl A	31,959	605,623
ITT	7,810	320,210
Knight Transportation	9,069	323,310
Masonite International *	4,244	329,547
MSA Safety	3,982	319,197
Nordson	2,668	338,835
On Assignment *	5,895	290,329
Orbital ATK	3,215	328,509
Rexnord *	12,749	295,267
Spirit Airlines *	5,432	211,033
Steelcase, Cl A	18,245	249,044
Tetra Tech	13,919	660,457
Trinity Industries	11,564	316,969
UniFirst	2,240	318,640
Universal Forest Products	3,615	303,118
Valmont Industries	2,117	323,266
Wesco Aircraft Holdings *	25,603	277,793

		11,195,667

INFORMATION TECHNOLOGY — 16.3%
ACI Worldwide *	14,475	335,386
Anixter International *	4,108	323,505
Arrow Electronics *	4,060	330,037
Aspen Technology *	5,059	287,705
Benchmark Electronics *	9,826	330,645
BroadSoft *	8,101	356,849
Cabot Microelectronics	4,360	323,294
CACI International, Cl A *	2,544	318,254
CoreLogic *	14,721	670,542
DST Systems	5,211	286,084
Dun & Bradstreet	2,982	330,286

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Entegris *	12,543	$327,372
EPAM Systems *	7,908	679,534
ePlus *	4,350	351,915
FLIR Systems	9,278	346,255
II-VI *	9,384	357,531
InterXion Holding *	14,592	698,520
Itron *	4,718	344,414
Keysight Technologies *	8,288	344,698
Kulicke & Soffa Industries *	30,984	667,395
Manhattan Associates *	6,662	294,460
Novanta *	8,802	324,794
Plantronics	6,120	276,502
Plexus *	6,086	326,270
Progress Software	10,383	332,360
Rudolph Technologies *	14,010	346,748
Science Applications International	4,262	300,087
Semtech *	18,348	726,580
SYNNEX	2,687	319,538
Varonis Systems *	8,718	324,746
Verint Systems *	7,854	311,411
Xerox	11,120	341,050
Xperi	9,258	270,797

		12,505,564

MATERIALS — 4.2%
Berry Global Group *	5,653	317,020
Cabot	5,986	325,219
Domtar	7,846	306,465
Eagle Materials	3,241	304,978
Graphic Packaging Holding	23,198	305,982
HB Fuller	5,888	303,350
Louisiana-Pacific *	13,279	333,436
Minerals Technologies	4,347	307,768
Neenah Paper	3,998	319,440
Worthington Industries	7,151	362,341

		3,185,999

REAL ESTATE — 7.5%
American Campus Communities REIT	6,707	321,534

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Armada Hoffler Properties REIT	24,603	$326,236
Brixmor Property Group REIT	17,221	337,359
Colony NorthStar, Cl A REIT	22,593	330,762
CubeSmart REIT	12,276	302,726
Education Realty Trust REIT	8,024	301,301
First Industrial Realty Trust REIT	11,055	337,399
Gramercy Property Trust REIT	11,194	338,282
Hudson Pacific Properties REIT	9,054	296,247
Lexington Realty Trust REIT	31,671	322,411
Liberty Property Trust REIT	7,777	326,790
QTS Realty Trust, Cl A REIT	5,821	311,249
Ramco-Gershenson Properties Trust REIT	23,337	328,818
Retail Properties of America, Cl A REIT	25,462	336,862
Select Income REIT	13,279	311,658
Spirit Realty Capital REIT	33,024	261,880
STAG Industrial REIT	11,801	322,049
Summit Hotel Properties REIT	16,859	302,282

		5,715,845

TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems	22,718	645,873

UTILITIES — 3.9%
Atlantica Yield	14,927	322,572
Calpine *	30,498	438,562
MDU Resources Group	12,208	321,681
New Jersey Resources	7,709	324,934
NorthWestern	5,204	300,739
Ormat Technologies	5,464	324,016
PNM Resources	8,351	332,787
Portland General Electric	6,861	306,618
Vectren	5,235	314,676

		2,986,585

TOTAL COMMON STOCK (Cost $65,526,504)		68,565,406

TOTAL INVESTMENTS — 89.4% (Cost $65,526,504)†		$68,565,406

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2017 (Unaudited)

Percentages are based on Net Assets of $76,714,906.
*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $65,526,504, and the unrealized appreciation and depreciation were $4,776,216 and $(1,737,314), respectively.

Cl — Class

REIT — Real Estate Investment Trust

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017